Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) hotel joint_venture	Dec. 31, 2018 USD ($) hotel joint_venture	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2007 USD ($)
Real Estate Properties [Line Items]
Impairment Charges	$ 27,613,000	$ 0
Number of hotel properties stated at historical cost | hotel			4
Impairment of investments in hotel properties	27,613,000	$ 0	$ 33,628,000	$ 23,391,000	$ 10,153,000
Impairment of investments in unconsolidated entities			$ 0	0	0
Unfavorable management contract liabilities							$ 23,400,000
Ownership percentage of operating partnership			15.00%
Advertising expense			$ 10,400,000	8,500,000	$ 7,500,000
Below market lease			797,000	9,824,000
Intangible liabilities, net			2,337,000	$ 15,483,000
Operating lease liabilities	45,747,000		53,270,000
Operating lease right-of-use assets	$ 45,576,000		$ 49,995,000
Impact due to adoption of ASU 2016-02
Real Estate Properties [Line Items]
Below market lease						$ 9,000,000.0
Intangible liabilities, net						13,000,000.0
Operating lease liabilities						43,300,000
Operating lease right-of-use assets						38,800,000
Deferred rent reclassified						$ 485,000
Two Interstate Hotels
Real Estate Properties [Line Items]
Ownership percentage of operating partnership			15.00%	15.00%
Number of hotel properties held by joint ventures | hotel			2	2
Number of joint venture | joint_venture			1	1
Notes Receivable
Real Estate Properties [Line Items]
Impairment of investments in hotel properties			$ 0
OpenKey
Real Estate Properties [Line Items]
Ownership percentage	17.10%		17.00%	16.30%
Minimum
Real Estate Properties [Line Items]
Restricted cash as percentage of property revenue	4.00%		4.00%
Minimum | Building and Building Improvements
Real Estate Properties [Line Items]
Estimated useful life			7 years 6 months
Minimum | Furnitures and Fixtures
Real Estate Properties [Line Items]
Estimated useful life			1 year 6 months
Maximum
Real Estate Properties [Line Items]
Restricted cash as percentage of property revenue	6.00%		6.00%
Maximum | Building and Building Improvements
Real Estate Properties [Line Items]
Estimated useful life			39 years
Maximum | Furnitures and Fixtures
Real Estate Properties [Line Items]
Estimated useful life			5 years